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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2007

                 Check here if Amendment [ ]; Amendment Number:
             This Amendment (check only one.) [ ] is a restatement.
                                              [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                          NAME: CORUS BANKSHARES, INC.
                          ADDRESS: 3959 N. LINCOLN AVE.
                                CHICAGO, IL 60613

                         Form 13F File Number: 28-10052

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Michael E. Dulberg
Title:      Senior Vice President and Chief Accounting Officer
Phone:      773-832-3473

Signature, Place, and Date of Signing:

/s/ Michael E. Dulberg    Chicago, IL    October 26, 2007

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT

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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       15

Form 13F Information Table Value Total:       $  165,271
                                              (thousands)

List of Other Included Managers:              None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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                           FORM 13F INFORMATION TABLE
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
                                                               VALUE     SHRS OR SH/ PUT/  INVESTMENT    OTHER    VOTING AUTHORITY
          NAME OF ISSUER         TITLE OF CLASS   CUSIP       (x$1000)   PRN AMT PRN CALL  DISCRETION  MANAGERS  SOLE   SHARED  NONE
          --------------         --------------   -----       ------------------ --- ----  ----------  --------  ----   ------  ----
AMCORE FINL INC                  COMMON SHARES    023912108     1,722     69,100 SH        SOLE                   69,100
ASSOCIATED BANC CORP             COMMON SHARES    045487105     3,590    121,179 SH        SOLE                  121,179
BANK OF AMERICA CORPORATION      COMMON SHARES    060505104    33,711    670,594 SH        SOLE                  670,594
BANK OF NEW YORK MELLON CORP     COMMON SHARES    064057102     4,164     94,340 SH        SOLE                   94,340
CITIGROUP INC                    COMMON SHARES    172967101    10,501    225,000 SH        SOLE                  225,000
COMERICA INC                     COMMON SHARES    200340107    13,553    264,300 SH        SOLE                  264,300
DISCOVER FINL SVCS               COMMON SHARES    254709108       853     41,000 SH        SOLE                   41,000
JP MORGAN CHASE & CO             COMMON SHARES    46625H100    22,950    500,864 SH        SOLE                  500,864
MERRILL LYNCH & CO INC           COMMON SHARES    590188108     9,409    132,000 SH        SOLE                  132,000
MORGAN STANLEY                   COMMON SHARES    617446448     5,166     82,000 SH        SOLE                   82,000
NATIONAL CITY CORP               COMMON SHARES    635405103    12,118    482,970 SH        SOLE                  482,970
REGIONS FINL CORP NEW            COMMON SHARES    7591EP100    15,187    515,154 SH        SOLE                  515,154
SUNTRUST BKS INC                 COMMON SHARES    867914103     3,632     48,000 SH        SOLE                   48,000
U S BANCORP DEL                  COMMON SHARES    902973304     8,746    268,870 SH        SOLE                  268,870
WACHOVIA CORP 2ND NEW            COMMON SHARES    929903102    19,969    398,191 SH        SOLE                  398,191